RESEARCH AND DEVELOPMENT EXPENSES	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 14 – RESEARCH AND DEVELOPMENT EXPENSES

	Year ended December 31
	2023	2022

Salaries and related expenses	70,863	438,217
IPR&D	1,661,707	-
Share based compensation	-	3,024
Subcontractors	138,478	120,360
Depreciation	12,961	22,034
Travel expenses	-	229
Vehicle maintenance	14,598	30,887
Rent and asset management	14,093	35,556
Laboratory and field tests	1,889	89,717
Other expenses	23,645	30,802
Research and development expenses	1,938,234	770,826

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars, except share and per share data)